Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 4,341	$ 3,717
Restricted deposits	29	104
Accounts receivable:
Trade, net	680	854
Other	470	231
Current assets	5,520	4,906
NON-CURRENT ASSETS:
Long-term restricted deposits	82
Long-term deposit	44
Property, plant and equipment, net	266	143
Right of use assets	441
Intangible assets, net	4,607	796
Goodwill	6,877	523
Non-current assets	12,317	1,462
TOTAL ASSETS	17,837	6,368
CURRENT LIABILITIES:
Short-term loan	4
Accounts payable and accruals:
Trade	237	103
Other	1,553	951
Contract liabilities	562	495
Contingent consideration	2,170
Convertible debentures	7,151
Derivative financial instruments	1,637	729
Short-term lease liabilities	184
Liability in respect of the Israeli Innovation Authority	8	49
Current liabilities	13,506	2,327
NON-CURRENT LIABILITIES:
Contract liabilities	82	249
Long-term lease liabilities	324
Deferred tax liabilities	1,040
Liability in respect of the Israeli Innovation Authority	108	82
Non-current liabilities	1,554	331
TOTAL LIABILITIES	15,060	2,658
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares
Share premium	52,394	41,594
Other equity reserves	13,070	11,805
Accumulated deficit	(62,687)	(49,689)
TOTAL EQUITY	2,777	3,710
TOTAL EQUITY AND LIABILITIES	$ 17,837	$ 6,368